FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

March 1, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that the form of Prospectus and Statement of Additional Information (“SAI”) for the Polen Emerging Markets ex China Growth Fund dated February 28, 2023 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 302 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on February 28, 2023 (SEC Accession No. 0001829126-23-001718).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel L. Weiss

Joel L. Weiss
President & CEO

cc:	Ms. Christine S. Catanzaro, Treasurer & Chief Financial Officer Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.